Post-retirement benefit obligations - Reconciliation Plan Assets, RF, Contributions (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net defined benefit liability (asset)
Beginning balance	R (7,740)
Ending balance	(11,352)	R (7,740)
Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	58,385	54,018
Movements recognised in the income statement:	5,238	4,815
interest expense (income)	5,470	5,040
interest on asset limitation	(232)	(225)
Actuarial gains (losses) recognised in other comprehensive income:	(7,507)	514
Return on plan assets	(7,507)	514
Member contributions	504	482
Employer contribution	1,177	1,062
Benefits paid	(3,592)	(2,603)
Translation of foreign operations	915	97
Ending balance	55,120	58,385
Actual return on plan assets	(2,268)	5,329
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	555
Ending balance	467	555
South Africa | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	345
South Africa | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	54,115	50,128
Movements recognised in the income statement:	5,120	4,702
interest expense (income)	5,352	4,927
interest on asset limitation	(232)	(225)
Actuarial gains (losses) recognised in other comprehensive income:	(7,481)	229
Return on plan assets	(7,481)	229
Member contributions	504	482
Employer contribution	1,157	1,056
Benefits paid	(2,797)	(2,482)
Ending balance	50,618	54,115
Actual return on plan assets	(2,361)	4,931
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	(8,295)
Ending balance	(11,819)	(8,295)
Foreign Countries | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	878
Foreign Countries | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	4,270	3,890
Movements recognised in the income statement:	118	113
interest expense (income)	118	113
Actuarial gains (losses) recognised in other comprehensive income:	(26)	285
Return on plan assets	(26)	285
Employer contribution	20	6
Benefits paid	(795)	(121)
Translation of foreign operations	915	97
Ending balance	4,502	4,270
Actual return on plan assets	R 93	R 398